INCOME TAXES	12 Months Ended
Dec. 31, 2011
INCOME TAXES
INCOME TAXES

10.                               INCOME TAXES

The current and deferred components of income tax expense (benefit) were as follows:

	Year ended December 31,
	2009	2010	2011

Current	1,320	3,455	4,562

Deferred	(83)	(2,465)	(2,078)

Total income taxes	1,237	990	2,484

The Company is a tax-exempt entity incorporated in the Cayman Islands.

Xueda HK located in Hong Kong and applies an income tax rate of 16.5% for Hong Kong onshore revenue.

Xuecheng Century, Xueda Information and its subsidiaries, which were incorporated in the PRC (“PRC subsidiaries”), are subject to PRC Enterprise Income Tax (EIT), on the taxable income in accordance with the relevant PRC income tax laws, which have adopted a unified income tax rate of 25% since January 1, 2008.

Xuecheng Century was certified as a “software enterprise” and was exempt from income taxes in 2010 and 2011, followed by a 12.5% of income tax rate for 2012, 2013, and 2014.

Xueda Information and its subsidiaries are subject to the statutory rate of 25% for 2010 and 2011.

The principal components of deferred income taxes were as follows:

	Year ended December 31,
	2010	2011

Current deferred tax assets
Deferred income-current	—	111
Accrued expenses	1,975	3,669
Less: Valuation allowance	(86)	(162)

Net current deferred tax assets	1,889	3,618

Non-current deferred tax assets
Deferred income-noncurrent	—	279
Net operating loss carry forwards	1,030	2,692
Less: valuation allowance	(371)	(1,963)

Net non-current deferred tax assets	659	1,008

The net operating loss carry forwards for Xueda Information and its subsidiaries was $10,768 as of December 31, 2011 and will expire on various dates through 2016. The valuation allowances as of December 31, 2010 and 2011 were primarily related to net operating losses generated by certain subsidiaries of Xueda Information. The related deferred tax assets were not considered realizable in future years because the business held by these subsidiaries were transferred to private schools and they are not expected to generate taxable PRC statutory income.

The tax basis of the investment of Xuecheng Century in Xueda Information has been greater than the carrying value of this investment. Under US GAAP, a deferred tax asset should be recognized for this temporary difference only if it is apparent that the temporary difference will reverse in the foreseeable future. Absent of evidence of a reversal in the foreseeable future, no deferred tax asset for such temporary difference was recorded.

Reconciliation between total income tax expense and the amount computed by applying the PRC EIT statutory rate to income before income taxes is as follows:

	Year ended December 31,
	2009	2010	2011

Expected income tax expense at PRC EIT statutory rate of 25%	(98)	2,821	1,819
Effect of preferential tax rate and tax holiday	(60)	(2,608)	(760)
Effect on tax rates in different tax jurisdiction	(4)	(122)	121
Tax effect of income that is not taxable	—	—	(1,173)
Tax effect of expenses that are not deductible in determining taxable profit	525	161	809
Changes in valuation allowance	874	738	1,668

Total income tax expense	1,237	990	2,484

Expenses not deductible for tax purposes include entertainment expenses, welfare and education expenses that are not deductible in computation net income before income taxes.

If the tax holidays granted to Xuecheng Century and Xueda Technology were not available, income tax provision and earnings per share amounts would be as follows:

	Years ended December 31,
	2009	2010	2011

Increase in income tax expense	60	2,608	760
Reduction in net income per share-basic	0.00	0.03	0.01
Reduction in net income per share-diluted	0.00	0.03	0.01

In accordance with relevant PRC tax administration law, tax years from 2006 to 2011 of the Group’s PRC entities remain subject to tax audits as of December 31, 2011, at the tax authority’s discretion.

The Group did not identify significant unrecognized tax benefits for the years ended December 31, 2009, 2010 and 2011. The Group did not incur any interest and penalties related to potential underpaid income tax expenses and also does not anticipate any significant increases or decreases in unrecognized tax benefits in the next 12 months from December 31, 2011.

Uncertainties exist with respect to how the current income tax law in the PRC applies to the Group’s overall operations, and more specifically, with regard to tax residency status. The EIT Law includes a provision specifying that legal entities organized outside of the PRC will be considered residents for Chinese Income tax purposes if the place of effective management or control is within the PRC. The implementation rules to the New EIT Law provide that non-resident legal entities will be considered PRC residents if substantial and overall management and control over the manufacturing and business operations, personnel, accounting and properties occurs within the PRC. On April 22, 2009, the State Administration of Taxation (the “SAT”) issued the Notice Regarding the Determination of Chinese-Controlled Offshore Incorporated Enterprises as PRC Tax Resident Enterprises on the Basis of De Facto Management Bodies, or Circular 82, which provides certain specific criteria for determining whether the “de facto management body” of a Chinese-controlled offshore-incorporated enterprise is located in China.  In addition, on August 3, 2011, the SAT issued a bulletin to made clarification in the areas of resident status determination, post-determination administration, as well as competent tax authorities. The Group does not believe that the legal entities organized outside of the PRC within the Group should be treated as residents for EIT law purposes. However, if the PRC tax authorities subsequently determine that the Company and its subsidiaries registered outside the PRC should be deemed resident enterprises, the Company and its subsidiaries registered outside the PRC will be subject to the PRC income taxes, at a rate of 25%.

If the Company were to be non-resident for PRC tax purposes, dividends paid to it out of profits earned after January 1, 2008 would be subject to a withholding tax. In the case of dividends paid by PRC subsidiaries the withholding tax would be 10% and in the case of a subsidiary 25% or more directly owned by the resident in Hong Kong, the withholding tax would be 5%, but that is subject to the interpretation of Circular No. 601 issued by the State Administration of Taxation, under which our Hong Kong subsidiary might not be considered to be the beneficial owner of any such dividends and in that case the withholding tax rate would be 10%.

Aggregate undistributed earnings of the Company’s subsidiary located in the PRC that is available for distribution to the Company of approximately $12,009 at December 31, 2011 are considered to be indefinitely reinvested, and accordingly, no provision has been made for the Chinese dividend withholding taxes that would be payable upon the distribution of those amounts to the Company. Distributions made out of pre January 1, 2008 retained earnings will not be subject to the withholding tax.